Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 9 – Commitments and Contingencies

A.	Contingencies

In 2002, the Company entered an agreement with Aventis Pharma Deutschland GmbH. (“Aventis”), in which Aventis agreed that the Company will have the exclusive worldwide right to commercialize an invention covered by Israeli patent application 123998 and PCT/IL99/00173, and the Company agreed to pay Aventis a royalty of 10% in respect of all income that the Company or its affiliates may receive from the commercialization of such invention which is related to the prevention and treatment of gallstones.

B.	Commitments

The following table summarizes the Company's significant contractual obligations at December 31, 2016:

		Less than
	Total	1 year	1-3 years
	(in thousands)
Facility leases	$115	$52	$63
Purchase Obligations (1)	3,330	1,996	1,334
Total	$3,445	$2,048	$1,397

(1)
Purchase obligations included as commitments under agreements to the extent they are quantifiable and are not cancelable. The above-mentioned commitments mostly relates to agreement with medical felicities in connection with ongoing clinical trials.

Other than as described above, the Company did not have any material commitments for capital expenditures, including any anticipated material acquisition of plant and equipment or interests in other companies, as of December 31, 2016.